Note 10 - Supplemental Cash Flow Data	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]	NOTE 10 – SUPPLEMENTAL CASH FLOW DATA Cash payments for interest were $3 and $246,620 for the fiscal years ended December 31, 2016 and December 31, 2015, respectively.